Loans Receivable (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable
Financing Receivable Delinquency Period for Interest Income on Loans to be Discontinued	90 days
Nonaccrual	$ 305,959	$ 528,663
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	369,039,250	337,784,984
30-59 Days Past Due	459,762	287,210
60-89 Days Past Due	67,304	0
Greater than 90 Days Past Due	266,874	479,626
Total Past Due	793,940	766,836
Loans Not Past Due	368,245,310	337,018,148
Commercial loans
Loans Receivable
Nonaccrual	39,085	49,037
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	53,668,754	50,876,482
30-59 Days Past Due	0	0
60-89 Days Past Due	55,758	0
Greater than 90 Days Past Due	0	0
Total Past Due	55,758	0
Loans Not Past Due	53,612,996	50,876,482
Commercial real estate
Loans Receivable
Nonaccrual	0	0
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	93,427,295	90,251,024
30-59 Days Past Due	39,252	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	39,252	0
Loans Not Past Due	93,388,043	90,251,024
Consumer loans
Loans Receivable
Nonaccrual	0	0
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	46,882,632	28,831,129
30-59 Days Past Due	69,786	124,654
60-89 Days Past Due	11,546	0
Greater than 90 Days Past Due	0	0
Total Past Due	81,332	124,654
Loans Not Past Due	46,801,300	28,706,475
Home equity
Loans Receivable
Nonaccrual	0	261,644
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	53,150,371	49,424,329
30-59 Days Past Due	118,130	67,376
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	261,644
Total Past Due	118,130	329,020
Loans Not Past Due	53,032,241	49,095,309
Residential mortgages
Loans Receivable
Nonaccrual	266,874	217,982
Loans Past Due Over 90 days still Accruing	0	0
Aging of the recorded investment in past due loans
Total	121,910,198	118,402,020
30-59 Days Past Due	232,594	95,180
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	266,874	217,982
Total Past Due	499,468	313,162
Loans Not Past Due	$ 121,410,730	$ 118,088,858